Summary of Significant Accounting Policies (Details) - Schedule of depreciation of property and equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years	5 years
Lease improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		3 years
Minimum [Member] | Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years	3 years
Minimum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years	3 years
Maximum [Member] | Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years	5 years
Maximum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years	5 years